Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36298
Entity Registrant Name	GEOPARK LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Calle 94 N° 11-30, 8o floor
Entity Address, City or Town	Bogotá,
Entity Address, Country	CO
Title of 12(b) Security	Common shares, par value US$0.001 per share
Trading Symbol	GPRK
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	57,621,998
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001464591
Auditor Name	Pistrelli, Henry Martin y Asociados S.R.L.
Auditor Location	Buenos Aires, Argentina
Auditor Firm ID	1449
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mónica Jiménez González
Entity Address, Address Line One	Calle 94 N° 11-30, 8o floor
Entity Address, City or Town	Bogotá
Entity Address, Country	CO
City Area Code	57 1
Local Phone Number	743 2337
Other Address [Member]
Document Information [Line Items]
Contact Personnel Name	Maurice Blanco, Esq.
Entity Address, Address Line One	450 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	450 4000